Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
April 30, 2023
FVD-NPRT3-0623
1.800366.119
Common Stocks - 95.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.3%
Entertainment - 1.8%
Activision Blizzard, Inc.	682,545	53,040,572
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	388,585	41,710,714
Media - 3.0%
Comcast Corp. Class A	2,089,330	86,435,582
TOTAL COMMUNICATION SERVICES		181,186,868
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 0.1%
eBay, Inc.	97,067	4,506,821
Diversified Consumer Services - 1.4%
H&R Block, Inc.	1,161,062	39,371,612
Specialty Retail - 0.9%
Ross Stores, Inc.	238,040	25,406,009
TOTAL CONSUMER DISCRETIONARY		69,284,442
CONSUMER STAPLES - 9.7%
Beverages - 0.8%
Coca-Cola European Partners PLC	353,539	22,792,659
Consumer Staples Distribution & Retail - 2.1%
Dollar General Corp.	169,826	37,609,666
U.S. Foods Holding Corp. (a)	613,660	23,564,544
		61,174,210
Food Products - 3.0%
Mondelez International, Inc.	807,261	61,933,064
Tyson Foods, Inc. Class A	359,229	22,448,220
		84,381,284
Household Products - 2.8%
Procter & Gamble Co.	265,634	41,539,845
Reckitt Benckiser Group PLC	266,963	21,573,231
The Clorox Co. (b)	108,868	18,030,718
		81,143,794
Personal Care Products - 1.0%
Haleon PLC	3,816,400	16,779,561
Unilever PLC sponsored ADR	191,279	10,621,723
		27,401,284
TOTAL CONSUMER STAPLES		276,893,231
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Antero Resources Corp. (a)	417,496	9,598,233
ConocoPhillips Co.	352,639	36,283,027
Equinor ASA sponsored ADR	661,088	18,999,669
Exxon Mobil Corp.	1,213,041	143,551,272
Occidental Petroleum Corp.	350,001	21,535,562
Ovintiv, Inc.	319,051	11,511,360
Parex Resources, Inc.	1,003,308	20,371,999
		261,851,122
FINANCIALS - 23.4%
Banks - 9.8%
Bank of America Corp.	2,078,890	60,869,899
Cullen/Frost Bankers, Inc.	66,891	7,374,733
JPMorgan Chase & Co.	593,070	81,985,997
M&T Bank Corp.	250,877	31,560,327
PNC Financial Services Group, Inc.	246,896	32,158,204
U.S. Bancorp	626,000	21,459,280
Wells Fargo & Co.	1,128,889	44,873,338
		280,281,778
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	130,712	18,872,199
BlackRock, Inc. Class A	64,083	43,012,510
Invesco Ltd.	320,185	5,484,769
Northern Trust Corp.	187,724	14,672,508
		82,041,986
Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	451,392	148,304,845
Insurance - 5.6%
Chubb Ltd.	313,246	63,137,864
The Travelers Companies, Inc.	322,506	58,418,737
Willis Towers Watson PLC	163,899	37,959,008
		159,515,609
TOTAL FINANCIALS		670,144,218
HEALTH CARE - 18.6%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	20,981	16,822,356
Vertex Pharmaceuticals, Inc. (a)	106,795	36,388,260
		53,210,616
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	131,379	6,264,151
Health Care Providers & Services - 9.4%
Centene Corp. (a)	936,090	64,524,684
Cigna Group	257,391	65,194,566
Elevance Health, Inc.	91,077	42,683,236
Humana, Inc.	77,158	40,931,547
UnitedHealth Group, Inc.	115,620	56,895,446
		270,229,479
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	650,714	47,645,279
Bristol-Myers Squibb Co.	994,285	66,388,409
Roche Holding AG (participation certificate)	124,504	38,987,208
Sanofi SA sponsored ADR	938,651	50,358,626
		203,379,522
TOTAL HEALTH CARE		533,083,768
INDUSTRIALS - 7.4%
Aerospace & Defense - 3.7%
Airbus Group NV	107,704	15,082,289
L3Harris Technologies, Inc.	113,326	22,115,569
Lockheed Martin Corp.	58,885	27,349,138
Northrop Grumman Corp.	92,064	42,466,361
		107,013,357
Air Freight & Logistics - 0.4%
Deutsche Post AG	236,095	11,356,074
Electrical Equipment - 1.1%
Eaton Corp. PLC	38,368	6,412,060
Regal Rexnord Corp.	182,206	23,715,933
		30,127,993
Industrial Conglomerates - 0.8%
Siemens AG	147,177	24,259,514
Machinery - 0.8%
Crane Co.	29,332	2,113,957
Crane Nxt Co.	29,332	1,389,164
Oshkosh Corp.	54,790	4,192,531
Pentair PLC	237,655	13,803,002
		21,498,654
Professional Services - 0.6%
Maximus, Inc.	222,211	18,587,950
TOTAL INDUSTRIALS		212,843,542
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,068,456	50,484,546
IT Services - 2.0%
Amdocs Ltd.	332,704	30,359,240
Capgemini SA	77,236	14,034,037
Cognizant Technology Solutions Corp. Class A	208,215	12,432,518
		56,825,795
Software - 1.1%
Aspen Technology, Inc.	6,385	1,130,145
Gen Digital, Inc.	1,042,182	18,415,356
Open Text Corp. (b)	361,818	13,709,284
		33,254,785
TOTAL INFORMATION TECHNOLOGY		140,565,126
MATERIALS - 2.4%
Chemicals - 1.4%
DuPont de Nemours, Inc.	547,392	38,164,170
Metals & Mining - 1.0%
Lundin Mining Corp.	2,509,622	19,171,560
Newmont Corp.	211,030	10,002,822
		29,174,382
TOTAL MATERIALS		67,338,552
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	199,731	15,311,378
UTILITIES - 10.5%
Electric Utilities - 7.9%
Constellation Energy Corp.	277,050	21,443,670
Edison International	407,133	29,964,989
Evergy, Inc.	395,180	24,544,630
NextEra Energy, Inc.	352,381	27,002,956
PG&E Corp. (a)	4,409,603	75,448,307
Portland General Electric Co. (b)	286,512	14,503,237
Southern Co.	440,246	32,380,093
		225,287,882
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	825,931	19,541,527
Multi-Utilities - 1.9%
Dominion Energy, Inc.	582,852	33,304,163
National Grid PLC	1,466,300	21,023,700
		54,327,863
TOTAL UTILITIES		299,157,272
TOTAL COMMON STOCKS (Cost $2,159,180,525)		2,727,659,519

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd. (Cost $33,616,027)	818,080	34,213,289

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	86,572,306	86,589,620
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	31,617,338	31,620,500
TOTAL MONEY MARKET FUNDS (Cost $118,210,120)		118,210,120

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,311,006,672)	2,880,082,928
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(17,023,153)
NET ASSETS - 100.0%	2,863,059,775

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	83,928,877	372,801,087	370,140,344	1,434,295	-	-	86,589,620	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	-	253,383,823	221,763,323	19,097	-	-	31,620,500	0.1%
Total	83,928,877	626,184,910	591,903,667	1,453,392	-	-	118,210,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.